Intangible assets	6 Months Ended
Jun. 30, 2021
Intangible assets and goodwill [abstract]
Intangible assets

18.	Intangible assets

18.1.	By class of assets
	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2020	19,168	242	63	19,473
Addition	31	88	-	119
Capitalized borrowing costs	-	1	-	1
Write-offs	(173)	(3)	-	(176)
Transfers	(2)	(1)	(26)	(29)
Amortization	(8)	(58)	-	(66)
Impairment recognition	-	(6)	(6)	(12)
Cumulative translation adjustment	(4,302)	(53)	(7)	(4,362)
Balance at December 31, 2020	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization and impairment	(89)	(1,035)	-	(1,124)

Balance at December 31, 2020	14,714	210	24	14,948
Addition	12	59	-	71
Capitalized borrowing costs	-	2	-	2
Write-offs	(7)	-	-	(7)
Transfers	(43)	2	-	(41)
Amortization	(4)	(28)	-	(32)
Cumulative translation adjustment	571	8	1	580
Balance at June 30, 2021	15,243	253	25	15,521
Cost	15,336	1,351	25	16,712
Accumulated amortization and impairment	(93)	(1,098)	-	(1,191)
Balance at June 30, 2021	15,243	253	25	15,521
Estimated useful life in years	(*)	5	Indefinite
(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

18.2.	Surplus volumes of Transfer of Rights Agreement

Atapu and Sepia

On April 9, 2021, the Board of Directors approved the signing of an Agreement with the Brazilian Federal Government that establishes the interests of Petrobras (Transfer of Rights regime) and the contractor for the surplus volume of the Transfer of Rights Agreement (Production Sharing regime) and the amount of compensation to Petrobras arising from the bidding for the surplus volumes in the Sepia and Atapu fields, which has not yet ocurred. On April 14, 2021, this Agreement was approved by the Ministry of Mines and Energy.

With the publication of Ministry of Mines and Energy (MME) Ordinance No. 23/2020, complemented by MME Ordinance No. 493/2021, Petrobras and Pré-sal Petróleo S.A. (PPSA) revised and defined, prior to the bidding process for the Surplus volumes of the Transfer of Rights, the amounts of compensation to be paid by the new contracting party to Petrobras for the deferral of the cash flow in the two fields, as well as the participation in the Transfer of Rights and Production Sharing agreements.

The agreement between Petrobras and the Federal Government provides for the following terms: firm compensation of US$ 3,254 for the 60.5% participation of the new contractor for the Atapu field and of US$ 3,200 for the 68.7% participation for the Sepia field. In addition to these amounts, there is an earn out, due between 2022 and 2032, payable to Petrobras if the Brent oil price reaches an annual average above US$ 40/bbl, limited to US$ 70/bbl. If payable, the settlement of the first earn out installment will be subject to a grace period, postponing settlement from 2023 to 2024, adjusted at 8.99% p.a..

The foreseen payment terms will be reflected in a Co-participation Agreement that will bind Petrobras and the future new contractors in these fields, following the bidding process for the surplus volumes. The Co-participation Agreement will be effective as of the signing of the Production Sharing Agreement and the payment of the firm compensation to Petrobras, when the parties will have access to their participation in the production of the Sépia and Atapu fields.

On April 28, 2021, Petrobras expressed to the National Energy Policy Council (CNPE) its interest in exercising its preference rights in relation to the Second Round of Bidding for Surplus Volumes of the Transfer of Rights in the Production Sharing regime in the Atapu and

Sépia fields, with a percentage of 30%, considering the parameters disclosed in CNPE Resolution No. 05/2021, and MME Ordinance No. 08/2021.

The amounts corresponding to the signature bonus to be paid, if the participation percentages are confirmed under the terms above by the CNPE, will be US$ 240 for Atapu and U$$ 428 for Sépia.

Búzios

On November 6, 2019, the ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired a 90% interest in the exploration and production rights of the surplus volume of Búzios field, in the pre-salt layer of Santos basin, in partnership with CNODC Brasil Petróleo e Gás Ltda. (5%) and CNOOC Petroleum Brasil Ltda. (5%).

The signature bonus corresponding to the Company's interest in the amount of US$ 14,912 was paid in the last quarter of 2019 and Production Sharing Contract was signed with PPSA, MME and ANP in the first quarter of 2020.

On June 11, 2021, the Company signed with Pré-sal Petróleo S.A. (PPSA) and its partners CNODC and CNOOC a Co-participation Agreement for Búzios field, to regulate the coexistence of the Transfer of Rights Agreement and the Production Sharing Contract for the surplus volume of the Búzios field.

The estimated total compensation due to the Transfer of Rights Agreement (100% Petrobras) by the Production Sharing Contract is US$ 29 billion, which will be recovered in cost oil by the contractors. The amount was calculated based on the Ordinance 213/2019 of MME guidelines and took into account current market parameters, as well as the deferral of the production of the volume contracted under the Transfer of Rights regime, in order to maximize the Net Present Value – Brazilian Government NPV and maintain Petrobras' NPV calculated based on the effective date of the Co-participation Agreement. Since Petrobras has a 90% interest in this Production Sharing Contract, the estimated amount referring to the 10% interest of partners CNOOC and CNODC is US$ 2.9 billion to be received by Petrobras in the month prior to the inception of the contract.

The partners and PPSA defined the Development Plans for the field, which are expected to result in a recoverable volume of 10,346 million boe during the term of the Co-participation Agreement, which expires in September 2050. This recoverable volume results in participations in the co-participated area of 26% for the Transfer of Rights Agreement and 74% for the Production Sharing Agreement. Considering the participation of each company in its respective contract and the participation of each contract in the co-participated area, the participation in the area is 92.6% for Petrobras and 3.7% for each of the partners. Within 30 days after the effective date of the Agreement, our partners in the consortium have the right to exercise the purchase option to acquire, each of them, an additional 5% interest.

The effectiveness of the agreement is subject to approval by the ANP, followed by the payment of compensation by CNOOC and CNODC to Petrobras.

The participation and compensation estimates presented are based on the beginning of the agreement term on September 1, 2021 and, as soon as the date is confirmed with the approval by ANP, the necessary adjustments will be made according to the accumulated production and investments made up to that date.

On the effective date of the Agreement, the partial disposition of the undivided economic interest of assets associated with Búzios field will be carried out, including the part of the signature bonus paid by Petrobras for this field, in exchange for financial compensation, resulting in a transaction analogous to a sale. The result of this operation will be presented as other income and expenses in the statement of income at that time.

On June 30, 2021, it is not possible to determine the final gain on this transaction as it depends on the effective date of the Agreement, since it has different percentages of undivided economic interest depending upon approval dates or could even be voided if not approved by ANP.

Since this bidding relates to the surplus volume of fields with technical and commercial feasibility already defined, the amount of the signature bonus paid will be transferred from intangible assets to property, plant and equipment after the Co-Participation Agreement becomes effective.

The volume of reserves will be incorporated considering the beginning of the effectiveness of the Co-participation Agreement for the Búzios field and reflected in the estimates of proved reserves for December 31, 2021.